Note 31 - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	€ 253,989		€ 226,091
Interest-bearing deposits	131,941		169,144
Trading liabilities	50,664	[1]	54,676	[2]
Negative market values from derivative financial instruments	282,418	[1]	287,109	[2]
Financial liabilities designated at fair value through profit or loss	24,942		30,911
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	0	[5]	0	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	3,603		227
Securities loaned	12		24
Other short-term borrowings	3,003		2,676
Long-term debt	1		0
Trust preferred securities	0		0
Lease liabilities	36		37
Other financial liabilities	90,334		78,311
Off-balance sheet loan commitments	192,286		175,114
Financial guarantees	28,083		24,024
Total	1,061,314	[7]	1,048,344	[8]
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	132,641		118,909
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	19,335		7,582
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	325	[5]	678	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	398		33
Securities loaned	1		0
Other short-term borrowings	2,149		953
Long-term debt	34,050		36,692
Trust preferred securities	0		0
Lease liabilities	144		142
Other financial liabilities	1,655		3,225
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	190,698	[7]	168,213	[8]
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	92,816		71,020
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	4,696		16,764
Investment contract liabilities	469	[3]	562	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	186	[5]	423	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	21		40
Securities loaned	0		0
Other short-term borrowings	142		607
Long-term debt	17,377		14,770
Trust preferred securities	514		529
Lease liabilities	453		503
Other financial liabilities	2,023		337
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	118,696	[7]	105,556	[8]
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	16,414		12,195
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	4,082		2,249
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	61	[5]	286	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	41		448
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	71,882		71,239
Trust preferred securities	0		0
Lease liabilities	1,613		1,750
Other financial liabilities	453		456
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	94,546	[7]	88,623	[8]
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	9,735		10,015
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	3,478		2,438
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	149	[5]	79	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	15		8
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	22,529		31,449
Trust preferred securities	0		0
Lease liabilities	3,214		2,082
Other financial liabilities	15		12
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	€ 39,135	[7]	€ 46,083	[8]

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[3]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[4]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[5]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[6]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[7]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.
[8]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.